Note 4 - Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended December 31, 2025
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Consolidated

By Geographic Region:
North America	$250,674	$196,698	$447,372
EMEA	45,807	58,779	104,586
Asia	72,381	51,116	123,497
	$368,862	$306,593	$675,455

By Sales Channel:
Direct to customer	$289,034	$207,609	$496,643
Through distribution	79,828	98,984	178,812
	$368,862	$306,593	$675,455
	Year Ended December 31, 2024
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Consolidated

By Geographic Region:
North America	$183,684	$178,476	$362,160
EMEA	42,581	61,710	104,291
Asia	14,923	53,418	68,341
	$241,188	$293,604	$534,792

By Sales Channel:
Direct to customer	$159,195	$198,586	$357,781
Through distribution	81,993	95,018	177,011
	$241,188	$293,604	$534,792
	Year Ended December 31, 2023
	Aerospace, Defense & Rugged Solutions	Industrial Technology & Data Solutions	Consolidated

By Geographic Region:
North America	$172,518	$275,275	$447,793
EMEA	32,689	65,830	98,519
Asia	5,365	88,136	93,501
	$210,572	$429,241	$639,813

By Sales Channel:
Direct to customer	$130,893	$308,436	$439,329
Through distribution	79,679	120,805	200,484
	$210,572	$429,241	$639,813

Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]
	December 31,	December 31,	December 31,
	2025	2024	2023
Contract assets - current (unbilled receivables)	$9,747	$4,994	$12,793
Contract liabilities - current (deferred revenue)	$9,767	$6,120	$3,046
Accounts receivable, net	$121,490	$111,376	$84,129
	Years Ended December 31,
	2025	2024
Balance, January 1	$6,120	$3,046
New advance payments received	94,624	17,551
Recognized as revenue during period	(90,977)	(14,469)
Currency translation	-	(8)
Balance, December 31	$9,767	$6,120